COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

25— COMMITMENTS AND CONTINGENCIES

25-1     Commitments

The Company currently has commitments regarding its operating leases as described in Note 14-2.

25-2     Contingencies

The Company currently has contingencies relating to standard warranties provided to customers for products as described in Note 1-15 and Note 13.